UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/12

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Listed Private Equity Plus Fund

December 31, 2012

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

1-877-477-7373

Listed Private Equity Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the periods ending December 31, 2012, compared to its benchmarks:

	6 Month Return	1 Year Return	5 Year Return	Since Inception***
Class A	9.16%	9.86%	(12.61)%	(14.64)%
Class A with load	2.97%	3.59%	(13.63)%	(15.56)%
Class C	8.77%	9.12%	(13.20)%	(15.34)%
MSCI World Index	9.36%	15.83%	(1.18)%	(1.26)%
S&P Listed Private Equity Index**	14.13%	24.05%	(9.33)%	(11.85)%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2013, to ensure that the net annual fund operating expenses will not exceed 4.49% and 5.24% for Class A and Class C shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 5.09% and 5.84% for Class A and Class C shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-477-7373.

**The S&P Listed Private Equity Index by Standard and Poor’s Corp. is comprised of 30 leading listed private equity companies that meet size, liquidity, exposure and activity requirements and is designed to provide tradable exposure to the leading publicly listed companies in the private equity space.

*** Inception date is July 2, 2007 for Class A and July 5, 2007 for Class C.

Holdings by Country				% of Net Assets
United States				39.9%
Britain				22.3%
France				8.9%
Bermuda				6.6%
Spain				3.9%
Italy				3.8%
Germany				3.8%
Japan				3.2%
Hong Kong				2.4%
Guernsey				1.7%
Other/Cash & Equivalents				3.5%
				100.00%

Listed Private Equity Plus Fund
SCHEDULE OF INVESTMENTS
December 31,2012 (Unaudited)
Shares		Value

	COMMON STOCK - 54.7%
	BERMUDA - 6.6%
5,000	Lazard, Ltd.	$ 149,200
105,000	Oakley Capital Investments *	232,860
		382,060
	BRITAIN - 22.3%
54,834	3i Group PLC	193,501
2,500	Graphite Enterprise Trust PLC	179,936
25,060	Intermediate Capital Group PLC*	128,660
159,776	LMS Capital PLC	170,030
65,000	Melrose Industries PLC	236,028
13,886	Pantheon International*	199,097
41,514	SVG Capital PLC *	194,182
		1,301,434
	FRANCE - 8.9%
21,568	Altamir Amboise	210,533
3,000	Wendel SA	307,759
		518,292
	GERMANY - 3.8%
8,549	Deutchse Beteiligungs AG	219,901

	JAPAN - 3.2%
5,000	Jafco Co., Ltd.	145,995
50,000	Japan Adia Investment Co., Ltd. *	41,614
		187,609
	SPAIN - 3.9%
31,743	Dinamia Capital Privado Sociedad de Capital Riesgo SA	228,203

	UNITED STATES - 6.0%
5,000	Leucadia National Corp.	118,950
5,000	Macquarie Infrastructure Co., LLC	227,800
		346,750

	TOTAL COMMON STOCK (Cost $2,985,322)	3,184,249

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
SCHEDULE OF INVESTMENTS (Continued)
12/31/2012 (Unaudited)
Shares		Value

	INVESTMENT COMPANIES - 20.4%
	HONG KONG - 2.4%
92,000	China Merchants China Direct Investments, Ltd.	$ 142,200

	ITALY - 3.8%
125,000	DeA Capital SpA *	220,949

	UNITED STATES - 14.2%
10,000	American Capital Ltd. *	120,000
20,000	Apollo Investment Corp.	167,200
15,000	BlackRock Kelso Capital Corp.	150,900
8,000	Hercules Technology Growth Capital, Inc.	89,040
5,000	Main Street Capital Corp.	152,550
10,000	THL Credit, Inc.	147,900
		827,590

	TOTAL INVESTMENT COMPANIES (Cost $956,325)	1,190,739

	LIMITED PARTNERSHIPS - 21.4%
	GUERNSEY - 1.7%
6,616	AP Alternative Assets LP *	98,314

	UNITED STATES - 19.7%
5,000	Apollo Global Management, LLC	86,800
19,550	Blackstone Group LP	304,784
7,000	Carlyle Group LP (The)	182,210
32,500	Fortress Investment Group, LLC	142,675
15,000	ICG Group, Inc. *	171,450
17,150	KKR & Co. LP	261,194
		1,149,113

	TOTAL LIMITED PARTNERSHIPS (Cost $1,163,823)	1,247,427

	SHORT-TERM INVESTMENTS - 7.7%
445,054	Fidelity Institutional Treasury Only Portfolio, 0.01%** (Cost $445,054)	445,054

	TOTAL INVESTMENTS - 104.2% (Cost - $5,754,859) (a)	$ 6,067,469
	LIABILITIES IN EXCESS OF OTHER ASSETS (4.2) %	(242,975)
	TOTAL NET ASSETS - 100.0%	$ 5,824,494

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

(a) Represents cost for financial purposes.  Aggregate cost for federal tax purposes is substaintially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 317,497
	Unrealized depreciation:	(4,887)
	Net unrealized appreciation:	$ 312,610

	Holding By Sector	% of Net Assets
	Private Equity	41.6%
	Closed-End Funds	19.0%
	Investment Companies	16.8%
	Holding Companies	7.3%
	Diversified Financial Services	4.8%
	Miscellaneous Manufacturing	4.1%
	Internet	2.9%
	Other, Cash & Cash Equivalents	3.5%
		100.0%
See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 5,754,859
At value	$ 6,067,469
Dividends and interest receivable	23,098
Receivable due from Advisor	123
Receivable for securities sold	335,035
Receivable for open forward foreign currency exchange contracts	497
Prepaid expenses and other assets	28,763
TOTAL ASSETS	6,454,985

LIABILITIES
Distribution (12b-1) fees payable	1,968
Payable for investments purchased	572,223
Payable for Fund shares repurchased	47,652
Fees payable to other affiliates	493
Accrued expenses and other liabilities	8,155
TOTAL LIABILITIES	630,491
NET ASSETS	$ 5,824,494

Composition of Net Assets:
Paid in capital	$ 8,494,269
Undistributed net investment income	4,812
Accumulated net realized loss from security transactions
and foreign currency	(2,987,694)
Net unrealized appreciation on investments and foreign currency	313,107
NET ASSETS	$ 5,824,494

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 5,377,710
Shares of beneficial interest outstanding (a)	1,623,157
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)(c)	$ 3.31
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 3.51

Class C Shares:
Net Assets	$ 446,784
Shares of beneficial interest outstanding (a)	134,423
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (c)	$ 3.32

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c) A redemption fee of 2.00% is imposed on shares redeemed within 30 days after they are purchased.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of withholding taxes of $1,054)	$ 120,850
Interest	251
Securities lending income - net	13,176
TOTAL INVESTMENT INCOME	134,277

EXPENSES
Investment advisory fees	41,665
Distribution (12b-1) fees:
Class A	7,639
Class C	2,778
Custodian fees	11,742
Professional fees	9,349
MFund service fees	5,854
Compliance officer fees	5,721
Administrators and related parties fees and expenses	4,658
Registration fees	3,680
Trustees fees and expenses	1,727
Non 12b-1 shareholder servicing fees	1,501
Insurance expense	683
Printing and postage expenses	651
Other expenses	1,623
TOTAL EXPENSES	99,271

Less: Fees waived by the Advisor	(22,600)
NET EXPENSES	76,671

NET INVESTMENT INCOME	57,606

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	354,506
Foreign currency transactions	61,832
Net realized gain from investments and foreign currency transactions	416,338
Net change in unrealized appreciation on:
Investments	116,809
Foreign currency translations	344
Net change in unrealized appreciation on investments and foreign currency translations	117,153

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	533,491

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 591,097

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2012	Year Ended
	(Unaudited)	June 30, 2012
FROM OPERATIONS
Net investment income	$ 57,606	$ 196,185
Net realized gain (loss) on investments
and foreign currency transactions	416,338	(3,052,697)
Net change in unrealized appreciation (depreciation) of investments
and foreign currency translations	117,153	(889,139)
Net increase (decrease) in net assets resulting from operations	591,097	(3,745,651)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(632,455)
Class C	-	(76,533)
From net investment income:
Class A	(224,091)	(299,114)
Class C	(12,636)	(26,013)
From distributions to shareholders	(236,727)	(1,034,115)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	692,850	4,139,130
Class C	7,800	193,900
Net asset value of shares issued in reinvestment of distributions:
Class A	194,277	810,178
Class C	10,675	90,711
Redemption fee proceeds:
Class A	24	1,088
Class C	-	131
Payments for shares redeemed:
Class A	(2,222,526)	(7,750,088)
Class C	(208,722)	(702,707)
Net decrease in net assets from shares of beneficial interest	(1,525,622)	(3,217,657)

TOTAL DECREASE IN NET ASSETS	(1,171,252)	(7,997,423)

NET ASSETS
Beginning of Period	6,995,746	14,993,169
End of Period*	$ 5,824,494	$ 6,995,746
*Includes undistributed net investment income of:	$ 4,812	$ 183,933

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2012	Year Ended
	(Unaudited)	June 30, 2012
SHARE ACTIVITY
Class A:
Shares Sold	212,876	2,025,142
Shares Reinvested	58,694	116,148
Shares Redeemed	(672,166)	(2,464,856)
Net decrease in shares of beneficial interest outstanding	(795,079)	(323,566)

Class C:
Shares Sold	194,754	98,413
Shares Reinvested	3,215	8,820
Shares Redeemed	(63,547)	(78,910)
Net increase (decrease) in shares of beneficial interest outstanding	(130,294)	28,323

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

					Class A

	Six Months
	Ended		Year		Year		Year		Year
	December 31, 2012		Ended		Ended		Ended		Ended
	(Unaudited)		June 30, 2012		June 30, 2011		June 30, 2010		June 30, 2009
Net asset value, beginning of period	$ 3.16		$ 4.78		$ 3.65		$ 3.66		$ 6.85

Activity from investment operations:
Net investment income	0.03	(6)	0.07	(6)	-	(1)	0.02		0.06
Net realized and unrealized
gain (loss) on investments	0.26		(1.34)		1.31		0.12		(3.21)
Total from investment operations	0.29		(1.27)		1.31		0.14		(3.15)

Less distributions from:
Net investment income	(0.14)		(0.11)		(0.18)		(0.15)		(0.04)
Net realized gains	-		(0.24)		-		-		-
Total distributions	(0.14)		(0.35)		(0.18)		(0.15)		(0.04)

Paid-in-Capital From Redemption Fees (6)	-	(1)	-	(1)	-	(1)	-	(1)	-
Net asset value, end of period	$ 3.31		$ 3.16		$ 4.78		$ 3.65		$ 3.66

Total return (2)	9.16%	(5)	(26.52)%		36.00%		3.16%	(7)	(45.77)%	(5)

Net assets, at end of period (000s)	$ 5,378		$ 6,392		$ 13,463		$ 11,478		$ 3,792

Ratio of gross expenses to average
net assets (3)(9)	2.92%	(4)	2.84%		2.51%	(8)	2.99%	(8)	9.73%	(4)
Ratio of net expenses to average
net assets (9)	2.25%	(4)	2.24%		2.25%	(8)	2.25%	(8)	1.99%	(4)
Ratio of net investment income
to average net assets (9)	1.80%	(4)	2.02%		0.02%	(8)	0.49%	(8)	1.70%	(4)

Portfolio Turnover Rate	335%	(5)	566%		175%		195%		101%	(5)

(1) Amount represents less than $0.01 per share.
(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4) Annualized for periods less than one full year.
(5) Not annualized.
(6)	Per share amounts calculated using the average shares method.
(7)	Class A shares' total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(8)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(9)	The ratios of of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C

	Six Months
	Ended		Year		Year		Year		Year
	December 31, 2012		Ended		Ended		Ended		Ended
	(Unaudited)		June 30, 2012		June 30, 2011		June 30, 2010		June 30, 2009
Net asset value, beginning of period	$ 3.14		$ 4.74		$ 3.63		$ 3.65		$ 6.80

Activity from investment operations:
Net investment income (loss)	0.02	(6)	0.04	(6)	(0.04)		-	(1)	(0.05)
Net realized and unrealized
gain (loss) on investments	0.26		(1.32)		1.30		0.12		(3.09)
Total from investment operations	0.28		(1.28)		1.26		0.12		(3.14)

Less distributions from:
Net investment income	(0.10)		(0.08)		(0.15)		(0.14)		(0.01)
Net realized gains	-		(0.24)		-		-		-
Total distributions	(0.10)		(0.32)		(0.15)		(0.14)	(1)	(0.01)
Paid-in-Capital From Redemption Fees (6)	-		-	(1)	-	(1)	-	(1)	-

Net asset value, end of period	$ 3.32		$ 3.14		$ 4.74		$ 3.63		$ 3.65

Total return (2)	8.77%	(6)	(27.02)%		34.83%		2.68%	(7)	(46.13)%	(6)

Net assets, at end of period (000s)	$ 447		$ 604		$ 1,530		$ 1,070		$ 109

Ratio of gross expenses to average
net assets (3)(9)	3.67%	(4)	3.59%		3.26%	(8)	3.74%	(8)	10.46%	(4)
Ratio of net expenses to average
net assets (9)	3.00%	(4)	2.99%		3.00%	(8)	3.00%	(8)	2.74%	(4)
Ratio of net investment income (loss)
to average net assets (9)	1.04%	(4)	1.17%		(0.73)%	(8)	0.02%	(8)	(1.21)%	(4)

Portfolio Turnover Rate	335%	(5)	566%		175%		195%		101%	(5)

(1) Amount represents less than $0.01 per share.
(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4) Annualized for periods less than one full year.
(5) Not annualized.
(6)	Per share amounts calculated using the average shares method.
(7)	Class C shares' total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(8)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(9)	The ratios of of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-five series. These financial statements include the following series: Listed Private Equity Plus Fund (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment manager is Vista Research and Management, LLC (the “Manager”).

Listed Private Equity Plus Fund commenced operations on July 2, 2007. The Fund’s investment objective is to achieve long-term capital appreciation.

The Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Investment Valuation - The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs
(Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2012:

Assets Security Classifications (a)(b)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks	$ 3,184,249	$ -	$ 3,184,249
Investment Companies	1,190,739		1,190,739
Limited Partnerships	1,247,427		1,247,427
Short-Term Investments	445,054	-	455,054
Total	$ 6,067,469	$ -	$ 6,067,469

(a) As of and during the period ended December 31, 2012, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers at the end of the period.

(b) Please refer to the Schedule of Investments for country classification.

During the period ended December 31, 2012, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the period ended December 31, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2012, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years ended June 30, 2010, June 30, 2011 and June 30, 2012) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax return is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption Fees and Sales Charges (loads) - Shareholders of the Fund that redeem within 30 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the period ended December 31, 2012, there were redemption fees of $24 paid to the Fund and there were no CDSC fees paid to the Manager.

j)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(2)

INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 20,963,359	$ 22,486,239

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager to the Fund pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the period ended December 31, 2012, management fees of $41,665 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.25% for Class A and 2.99% for Class C of the Fund’s average daily net assets through October 31, 2013. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended December 31, 2012, the Manager waived management fees of $22,600. As of June 30, 2012, the Manager may recapture $71,624 of waived management fees no later than June 30, 2013, $46,614 no later than June 30, 2014 and $60,698 no later than June 30, 2015.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

The Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended December 31, 2012, the Fund incurred $5,854 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services  [and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust)], and is not paid any fees directly by the Trust for serving in such capacities.

LPL Financial Corp. (“LPL”) acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, LPL received $191,664 of brokerage commissions from the Fund for the year ended
June 30, 2012. Certain officers and/or employees of the Manager have an affiliation with LPL.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Fund’s Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the period ended December 31, 2012, the Manager received $392 in underwriter commissions from the sale of shares of the Fund.

(4)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis net unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for passive foreign investment companies, partnerships and return of capital distributions from business development companies.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund, including unlimited carryover on future capital losses.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

 At June 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences primarily attributable to non-deductible expenses, the tax treatment of foreign currency gain (loss) and adjustments for passive foreign investment companies and return of capital distributions from business development companies, resulted in reclassification for the Fund for the period ended June 30, 2012 as follows: a decrease in paid in capital of $876; a decrease in accumulated net investment loss of $259,851; and an increase in accumulated net realized loss from security transactions of $258,975.

(5)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

(6)

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Renewal of the Management Agreement with respect to the Listed Private Equity Plus Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Listed Private Equity Plus Fund (the “Fund”), and Vista Research and Management, LLC (“Vista” or the “Adviser”) at a meeting of the Board of Trustees held on February 28, 2012.

In connection with their deliberations, the Board reviewed materials prepared by Adviser with respect to the Fund.  The Trustees noted that Adviser is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Fund.  The Trustees noted that Vista receives some benefits from the 12b-1 fees and soft dollar payments.

As to the Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year, three-year and since inception periods ended December 31, 2011 and compared the performance to that of a group of similarly managed funds and broad based market indices. The Board noted that the Fund had underperformed its peers and the indices for the one-year period, but had out-performed them during the three-year period.  Mr. Szilagyi noted that the information about the peer group was helpful but not a perfect comparison because of the Fund’s unique investment strategy. Following discussion, the Board concluded that the Vista Fund’s performance was reasonable.

The Board considered the profits realized by the adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees concluded that because of the Fund’s current asset levels and the Fund’s expense limitation agreement, the adviser’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and compared that fee to the management fees paid by funds in a peer group.  The Board noted that the Fund’s management fee was above the average for funds in the peer group, but noted that the adviser has indicated that it would consider reducing the Fund’s management fees based on a breakpoint schedule once the Fund’s assets grew. The Trustees also compared the expense ratio of the Fund with the expenses of the funds in the peer group and noted that the Fund’s expense ratio was above the average for funds in the peer group.  The Board noted that the Fund is a very specialized, actively managed Fund, which could be expected to have higher expenses.  Additionally, the Board noted that the Fund is significantly smaller than many of the funds within its peers group and consequently, could be expected to have higher expenses.  Following discussion, the Trustees concluded that the Fund’s management fees were reasonable.

As to economies of scale, the Trustees noted that the Management Agreement does not currently contain breakpoints that reduce the fee rate on assets above specified levels but that   the adviser indicated that it would consider a plan to reduce advisory fees based on a breakpoint schedule once the Fund’s assets grew. The Trustees agreed that breakpoints may be an appropriate way for Vista to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets; however, the Trustees recognized that the Fund had not yet reached an asset level where Vista could realize significant economies of scale.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Vista is in the best interests of the Fund and its shareholders.

Listed Private Equity Plus Fund

EXPENSE EXAMPLES (Unaudited)

December 31, 2012

As a shareholder of the Listed Private Equity Plus Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Listed Private Equity Plus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Listed Private Equity Plus Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 – 12/31/12	Expense Ratio During Period** 7/1/12 –12/31/12
Class A	$1,000.00	$1,091.60	$11.83	2.25%
Class C	1,000.00	1,087.70	15.74	3.00

Hypothetical (5% return before expenses)	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 – 12/31/12	Expense Ratio During Period** 7/1/12 – 12/31/12
Class A	$1,000.00	$1,013.83	$11.39	2.25%
Class C	1,000.00	1,010.05	15.16	3.00

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**Annualized.

Mutual Fund Series Trust

80 Arkay Drive Suite 100

Hauppauge, NY 11788

MANAGER

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive Suite 100

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 EastonOval

Columbus, OH  43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 11, 2013